Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

I.             Wells Fargo Advantage Specialized Technology Fund (the “Fund”)

                The following replaces the footnote included with the table entitled “Annual Fund Operating Expenses” in the section entitled “Fees and Expenses” in the Fund’s Class A, Class B and Class C prospectus:

“The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.”

                The following replaces the footnote included with the table entitled “Annual Fund Operating Expenses” in the section entitled “Fees and Expenses” in the Fund’s Administrator Class prospectus:

“The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.”

                The following replaces the “Example of Fund Expenses” table in the section entitled “Fees and Expenses” in the Fund’s Administrator Class prospectus:

After:
1 Year	$155
3 Years	$481
5 Years	$832
10 Years	$1,822

                The following replaces the footnote included with the table entitled “Annual Fund Operating Expenses” in the section entitled “Fees and Expenses” in the Fund’s Investor Class prospectus:

“The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.”

September 1, 2011                                                                                                                              SFR091/P401SP